Segment Information (Details) - Schedule of revenue derived from services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	$ 820,468	$ 910,893	$ 902,932
Broadcast [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	411,407	444,478	455,125
Enterprise [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	389,696	444,732	428,226
Consulting and Other [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	$ 19,365	$ 21,683	$ 19,581